Note Payable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Note Payable, Net [Abstract]
Schedule of Note Payable

The note payable as of March 31, 2025 and December 31, 2024 was as follows:

	March 31, 2025	December 31, 2024
Principal amount	$5,800,000	$5,800,000
Less: unamortized debt issuance costs	(54,746)	(84,553)
Note payable, net	$5,745,254	$5,715,447

The note payable as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023
Principal amount	$5,800,000	$5,800,000
Less: unamortized debt issuance costs	(84,553)	(203,781)
Note payable, net	$5,715,447	$5,596,219
Current portion	$5,715,447	$-
Noncurrent portion	$-	$5,596,219